Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 37,648,000		€ 35,096,000		€ 69,545,000	€ 67,232,000
Depreciation and amortisation expense	€ (180,242,000)		€ (186,072,000)		€ (355,236,000)	€ (375,981,000)
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortisation expense		€ 161,000		€ 208,000